Summary of Restricted Stock Units (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Restricted Stock Units (RSUs)
Number of Shares
Beginning Balance	964,000
Granted	1,029,000	969,000	0
Vested	(13,000)	0	0
Forfeited	(102,000)	(5,000)
Ending Balance	1,878,000	964,000
Weighted Average Grant Date Fair Value, Per Share
Beginning Balance	$ 16.63
Granted	$ 16.29	$ 16.64
Vested	$ 15.31
Forfeited	$ 18.01	$ 18.59
Ending Balance	$ 16.38	$ 16.63